3. EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Equipment

	As of December 31, 2014	As of December 31, 2013

Automobile	$41,805	$25,828
Office Equipment	5,560	5,560
Less Accumulated Depreciation	(4,174)	(17,295)

Total Property and Equipment	$43,191	$14,093